Environmental rehabilitation obligation and other provisions - Summary (Details) - ZAR (R) R in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Environmental rehabilitation obligation	R 11,355	R 8,435	R 8,146	R 8,517
Other provisions	1,982	117	117	R 117
Balance at end of the year	13,337	8,552	8,263
Current portion of environmental rehabilitation obligation and other provisions	(832)	0	0
Non-current portion of environmental rehabilitation obligation and other provisions	R 12,505	R 8,552	R 8,263